Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
September 30, 2023

	Shares	Value	Ticker	Total Cost
Common Stocks - 96.94%

Automobiles - 1.36%
General Motors Co.	14,945	492,737	GM	685,056.87
		492,737		685,057

Banks - 7.04%
Bank of America Corp.	34,499	944,583	BAC	1,017,276.94
JP Morgan Chase & Co.	11,071	1,605,516	JPM	1,224,771.71
		2,550,099		2,242,049

Capital Markets - 4.99%
BlackRock, Inc.	1,050	678,815	BLK	490,643.58
Houlihan Lokey, Inc. Class A	10,556	1,130,759	HLI	661,818.77
		1,809,573		1,152,462.35

Chemicals - 3.14%
Linde plc	2,018	751,402	LIN	760,103.83
Mosaic Co.	10,850	386,260	MOS	580,872.11
		1,137,662		1,340,975.94

Consumer Defensive - 1.84%
Kenvue, Inc.	33,146	665,572	KVUE	763,833.75
		665,572		763,833.75

Electrical Equipment - 4.07%
Eaton Corporation Plc.	6,925	1,476,964	ETN	598,053.83
		1,476,964		598,053.83

Equity Real Estate Investment Trusts-2.91%
Weyerhaeuser Co.	34,402	1,054,765	WY	926,751.53
		1,054,765		926,751.53

Food Products-1.99%
Kellogg Company	12,094	719,714	K	773,271.01
		719,714		773,271.01

Health Care Providers & Services - 8.81%
CVS Health Corp.	20,173	1,408,479	CVS	1,455,040.45
UnitedHealth Group, Inc.	3,543	1,786,345	UNH	1,317,406.31
		3,194,824		2,772,446.76

Hotels, Restaurants & Leisure - 6.26%
Marriott International, Inc.	3,525	692,874	MAR	439125.76
McDonalds Corp.	4,600	1,211,824	MCD	944327.06
Wyndham Hotels & Resorts, Inc.	5,240	364,390	WH	300,362.56
		2,269,088		1,683,815.38

Household Products - 2.13%
Procter & Gamble Co.	5,300	773,058	PG	628,862.46
		773,058		628,862.46

IT Services - 3.83%
Accenture Plc.	4,526	1,389,980	ACN	963,798.24
		1,389,980		963,798

Industrial Conglomerates - 3.57%
Honeywell International, Inc.	7,000	1,293,180	HON	1,164,767.22
		1,293,180		1,164,767.22

Industrials - 2.74%
General Dynamics Corporation	4,491	992,376	GD	1,084,404.99
		992,376		1,084,404.99

Oil, Gas & Consumable Fuels - 9.84%
Chevron Corp.	10,500	1,770,510	CVX	1,259,750.14
EOG Resources, Inc.	14,174	1,796,696	EOG	1,434,495.81
		3,567,206		2,694,246

Pharmaceuticals - 8.8%
AbbVie, Inc.	12,250	1,825,985	ABBV	1,223,323.52
Johnson & Johnson	8,750	1,362,813	JNJ	1,313,789.25
		3,188,798		2,537,112.77

Semiconductors & Semiconductor Equipment - 7.43%
Broadcom, Inc.	2,814	2,337,252	AVGO	1,179,432
Texas Instruments, Inc.	2,240	356,182	TXN	256,979.23
		2,693,435		1,436,411.29

Software - 5.38%
Microsoft Corp.	6,175	1,949,756	MSFT	1,024,553.10
		1,949,756		1,024,553.10

Specialty Retail - 4.06%
The Home Depot, Inc.	4,875	1,473,030	HD	1,185,381.09
		1,473,030		1,185,381.09

Technology Harware, Storage & Peripheral - 4.76%
Apple, Inc.	10,075	1,724,941	AAPL	641,311.80
		1,724,941		641,311.80

Textiles, Apparel & Luxury Goods - 1.98%
NIKE, Inc.	7,505	717,628	NKE	725,848.38
		717,628		725,848.38

TOTAL COMMON STOCKS (Cost $27,025,413)		35,134,385		27,025,413

Money Market Funds - 3.12%
First American Funds Government Obligation Class Y 4.94% (b)	1,130,125	1,130,125	FGVXX	1,130,124.62
		1,130,125		1,130,124.62

TOTAL MONEY MARKET FUNDS (Cost $1,130,125)	1,439,437	1,130,125		1,130,125

TOTAL INVESTMENTS (Cost $28,155,538) 100.05%		36,264,510	100.05%	28,155,537.98

Liabilities In Excess of Other Assets - -0.05%		(16,591)		-0.05%

TOTAL NET ASSETS - 100.00%		$ 36,245,285	100.01%

(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 29, 2023.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 36,264,509.89	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 36,264,509.89	- 0 -